VOYA SERIES FUND, INC.

Voya Global Target Payment Fund

(“Fund”)

Supplement dated January 14, 2016

to the Fund’s Class A, Class C, Class I, Class R and Class W Prospectus

dated February 27, 2015 (“Prospectus”)

I.	Effective December 18, 2015, Jody Hrazanek was added as a portfolio manager of the above referenced Fund. The Prospectus is hereby revised as follows:

a.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the Prospectus is hereby revised to include the following:

Jody Hrazanek

Portfolio Manager (since 12/15)

b.	The following paragraph is added to the sub-section entitled “Management of the Fund – the Sub-Adviser and Portfolio Managers - Voya Investment Management Co. LLC”:

Jody Hrazanek, Portfolio Manager, is head of strategy design and implementation for Multi-Asset Strategies and Solutions and has been with Voya IM since 2006. Ms. Hrazanek is responsible for overseeing the portfolio implementation, strategy design and customized solutions teams for a variety of investment solutions including asset allocation, derivatives/financial engineering, risk management, portable alpha and structured products.

II.	The Fund combines a managed payment policy with a diversified investment portfolio of Voya mutual funds invested in global equity, fixed-income, and real estate securities.

a.	The second sentence in the second paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

The Fund will make a level payment of $0.045 per share for Class A shares, $0.041 per share for Class C shares, $0.047 per share for Class I shares, $0.047 per share for Class W shares, and $0.043 per share for Class R shares for 2016 based on annual payment rates of 6.20% for Class A shares, 5.45% for Class C shares, 6.50% for Class I shares, 6.45% for Class W shares, and 5.95% for Class R shares.

b.	The fourth, fifth, and sixth sentences of the section entitled “More Information about the Fund – An Introduction to the Fund’s Managed Payment Policy” of the Fund’s Prospectus are hereby deleted and replaced with the following:

For the calendar year 2016, the Fund will make a level monthly payment of $0.045 per share for Class A shares, $0.041 per share for Class C shares, $0.047 per share for Class I shares, $0.047 per share for Class W shares, and $0.043 per share for Class R shares. The level monthly payment amount for calendar year 2016 will be the product of: (i) the Annual Payment Rate of 6.20% for Class A shares, 5.45% for Class C shares, 6.50% for Class I shares, 6.45% for Class W shares, and 5.95% for Class R shares, divided by 12; and (ii) the average month end value of a reference account holding shares of the Fund (plus shares received with respect to re-investment of any special distributions of income or capital gains) over the previous three calendar years (or if shorter, since inception) (“Trailing Average

Account Value”). Therefore, investors holding 10,000 shares would generate a monthly payment of $450 from holdings in Class A shares, $410 from holdings in Class C shares, $470 from holdings in Class I shares, $470 from holdings in Class W shares, and $430 from holdings in Class R shares of the Fund during 2016.

c.	The second paragraph of the section entitled “Dividends, Distributions, and Taxes – Dividends and Distributions” of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

For the calendar year 2016, the Fund will make a level monthly payment of $0.045 per share for Class A shares, $0.041 per share for Class C shares, $0.047 per share for Class I shares, $0.047 per share for Class W shares, and $0.043 per share for Class R shares. The level monthly payment amount for calendar year 2016 will be the product of: (i) the Annual Payment Rate of 6.20% for Class A shares, 5.45% for Class C shares, 6.50% for Class I shares, 6.45% for Class W shares, and 5.95% for Class R shares, divided by 12; and (ii) the Trailing Average Account Value. Therefore, investors holding 10,000 shares would generate a monthly payment of $450 from holdings in Class A shares, $410 from holdings in Class C shares, $470 from holdings in Class I shares, $470 from holdings in Class W shares, and $430 from holdings in Class R shares from the Fund during 2016.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

2

VOYA SERIES FUND, INC.

Voya Global Target Payment Fund

(“Fund”)

Supplement dated January 14, 2016

to the Fund’s Class A, Class C, Class I, Class R and Class W

Statement of Additional Information

dated February 27, 2015 (“SAI”)

Effective December 18, 2015, Jody Hrazanek is added as a portfolio manager of the above referenced Fund. The SAI is hereby revised as follows:

1. The tables within the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Sub-Adviser – Portfolio Management” are hereby revised to include the following:

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Jody Hrazanek(1)	2	$998,748,479	1	$140,178,886	0	$0

(1) As of October 31, 2015.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Jody Hrazanek(1)	None

(1) As of October 31, 2015.

Portfolio Manager	Dollar Range of Fund Shares Owned Under Deferred Compensation
Jody Hrazanek(1)	$1 - $10,000

(1) As of October 31, 2015.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE